Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Prepayments [Abstract]
Summary of prepayments and other assets	Prepayments and other assets

(in €‘000)	December 31, 2023	December 31, 2022
Current prepayments and other assets	17,934	6,873
Total	17,934	6,873